Software and Other Intangibles - Customer Relationships and Other Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2014 Customer Relationships [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member] Predecessor [Member]	Sep. 30, 2014 Purchased and Internally Developed Software [Member]	Dec. 31, 2013 Purchased and Internally Developed Software [Member]	Dec. 31, 2012 Purchased and Internally Developed Software [Member] Predecessor [Member]	Sep. 30, 2014 Trademarks [Member]	Dec. 31, 2013 Trademarks [Member]	Dec. 31, 2012 Trademarks [Member] Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Customer relationships and other intangibles, at cost	$ 136,101	$ 132,920	$ 28,159	$ 117,540	$ 117,919	$ 7,224	$ 3,618	$ 11	$ 20,618	$ 14,943	$ 14,990	$ 317
Accumulated amortization	(21,621)	(6,794)	(24,330)
Customer relationships and other intangibles, net	$ 114,480	$ 126,126	$ 3,829